UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number   811-03466

Fidelity Hanover Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

(Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2018

Item 1.

Schedule of Investments

Quarterly Holdings Report
for

Fidelity® Emerging Markets Debt Central Fund

September 30, 2018

EMC-QTLY-1118
1.926211.107

Schedule of Investments September 30, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds - 33.6%
		Principal Amount(a)	Value
Argentina - 3.7%
Aeropuertos Argentina 2000 SA 6.875% 2/1/27 (b)		$310,000	$298,220
Banco Hipotecario SA 9.75% 11/30/20 (b)		1,050,000	1,042,125
Banco Macro SA 6.75% 11/4/26 (b)(c)		720,000	601,207
Inversiones y Representaciones SA 11.5% 7/20/20 (Reg. S)		35,000	35,875
IRSA Propiedades Comerciales SA 8.75% 3/23/23 (b)		470,000	465,300
Pan American Energy LLC 7.875% 5/7/21 (b)		370,000	376,549
Petrobras Energia SA 7.375% 7/21/23 (b)		370,000	343,179
Transportadora de Gas del Sur SA 6.75% 5/2/25 (b)		325,000	312,000
YPF SA 8.75% 4/4/24 (b)		1,360,000	1,354,900

TOTAL ARGENTINA			4,829,355

Austria - 0.2%
JBS Investments GmbH 7.75% 10/28/20 (b)		310,000	316,321
Azerbaijan - 0.6%
Southern Gas Corridor CJSC 6.875% 3/24/26 (b)		670,000	743,845
Bahrain - 0.2%
The Oil and Gas Holding Co. 7.5% 10/25/27 (b)		280,000	275,822
Bangladesh - 1.0%
Banglalink Digital Communications Ltd. 8.625% 5/6/19 (b)		1,265,000	1,271,325
Bermuda - 1.0%
Kosmos Energy Ltd.:
7.875% 8/1/21 (b)		780,000	793,650
7.875% 8/1/21 (b)		570,000	579,975

TOTAL BERMUDA			1,373,625

British Virgin Islands - 0.7%
1MDB Global Investments Ltd. 4.4% 3/9/23		1,000,000	944,017
Canada - 0.3%
First Quantum Minerals Ltd. 7.25% 4/1/23 (b)		140,000	133,350
Frontera Energy Corp. 9.7% 6/25/23 (b)		280,000	293,650

TOTAL CANADA			427,000

Cayman Islands - 1.4%
Cementos Progreso Trust 7.125% 11/6/23 (b)		200,000	207,250
Comcel Trust 6.875% 2/6/24 (b)		340,000	347,650
CSN Islands XI Corp. 6.875% 9/21/19 (b)		660,000	656,700
Odebrecht Finance Ltd. 7.125% 6/26/42 (b)		1,149,000	396,405
Sparc Em Spc 0% 12/5/22 (b)		200,000	183,230

TOTAL CAYMAN ISLANDS			1,791,235

Dominican Republic - 0.2%
Banco de Reservas de La Republica Dominicana 7% 2/1/23 (b)		260,000	263,903
Georgia - 0.7%
Georgian Oil & Gas Corp. 6.75% 4/26/21 (b)		250,000	256,180
JSC BGEO Group 6% 7/26/23 (b)		460,000	448,592
JSC Georgian Railway 7.75% 7/11/22 (b)		200,000	211,958

TOTAL GEORGIA			916,730

Indonesia - 1.0%
PT Bukit Makmur Mandiri Utama 7.75% 2/13/22 (b)		420,000	424,273
PT Pertamina Persero:
5.625% 5/20/43 (Reg. S)		400,000	393,903
6% 5/3/42 (b)		200,000	205,081
6.5% 5/27/41 (b)		215,000	234,910

TOTAL INDONESIA			1,258,167

Ireland - 0.2%
Borets Finance DAC 6.5% 4/7/22 (b)		200,000	195,000
CBOM Finance PLC 5.55% 2/14/23 (b)		110,000	100,925

TOTAL IRELAND			295,925

Kazakhstan - 0.2%
KazMunaiGaz Finance Sub BV 6.375% 10/24/48 (b)		195,000	204,481
Korea (South) - 0.1%
Export-Import Bank of Korea 6.2% 8/7/21 (b)	INR	12,200,000	157,601
Luxembourg - 1.7%
CSN Resources SA 6.5% 7/21/20 (b)		615,000	595,935
EVRAZ Group SA 8.25% 1/28/21 (Reg. S)		200,000	210,700
Rumo Luxembourg Sarl 7.375% 2/9/24 (b)		580,000	592,557
SB Capital SA 5.5% 2/26/24 (b)(c)		200,000	199,000
Sistema International Funding SA 6.95% 5/17/19 (b)		660,000	659,010

TOTAL LUXEMBOURG			2,257,202

Mexico - 8.1%
America Movil S.A.B. de CV 6.45% 12/5/22	MXN	4,200,000	205,716
Axtel S.A.B. de CV 6.375% 11/14/24 (b)		205,000	202,224
CEMEX S.A.B. de CV 7.75% 4/16/26 (b)		205,000	224,219
Credito Real S.A.B. de CV 7.5% 3/13/19 (b)		215,000	217,956
Metalsa SA de CV 4.9% 4/24/23 (b)		630,000	609,525
Pemex Project Funding Master Trust:
6.625% 6/15/35		1,535,000	1,525,023
6.625% 6/15/38		25,000	24,000
Petroleos Mexicanos:
4.625% 9/21/23		345,000	341,895
4.875% 1/24/22		395,000	399,543
4.875% 1/18/24		140,000	139,440
5.5% 1/21/21		210,000	216,701
6.375% 1/23/45		1,015,000	939,890
6.5% 6/2/41		2,655,000	2,489,063
6.625% (b)(d)		390,000	362,700
6.75% 9/21/47		1,358,000	1,295,790
6.875% 8/4/26		255,000	269,000
TV Azteca SA de CV 8.25% 8/9/24 (Reg. S)		1,225,000	1,226,948

TOTAL MEXICO			10,689,633

Mongolia - 0.5%
Trade and Development Bank of Mongolia LLC 9.375% 5/19/20 (b)		555,000	587,760
Netherlands - 4.5%
Cimpor Financial Operations BV 5.75% 7/17/24 (b)		290,000	204,453
GTH Finance BV 7.25% 4/26/23 (b)		610,000	634,400
Metinvest BV 7.75% 4/23/23 (b)		1,310,000	1,256,979
Nostrum Oil & Gas Finance BV 8% 7/25/22 (b)		1,165,000	1,105,585
Petrobras Global Finance BV 8.75% 5/23/26		2,190,000	2,398,050
VTR Finance BV 6.875% 1/15/24 (b)		310,000	315,425

TOTAL NETHERLANDS			5,914,892

Nigeria - 1.8%
Access Bank PLC:
9.25% 6/24/21 (b)(c)		285,000	284,145
10.5% 10/19/21 (b)		60,000	63,666
Fidelity Bank PLC 10.5% 10/16/22 (b)		310,000	316,020
Zenith Bank PLC:
6.25% 4/22/19 (b)		1,070,000	1,074,280
7.375% 5/30/22 (b)		670,000	676,070

TOTAL NIGERIA			2,414,181

Singapore - 0.3%
Indika Energy Capital II Pte. Ltd. 6.875% 4/10/22 (b)		400,000	400,946
Trinidad & Tobago - 0.1%
Petroleum Co. of Trinidad & Tobago Ltd. 9.75% 8/14/19 (Reg. S)		200,000	186,000
Tunisia - 0.1%
Banque Centrale de Tunisie 5.75% 1/30/25 (b)		200,000	176,000
Turkey - 1.3%
Akbank TAS/Ak Finansal Kiralama A/S 7.2% 3/16/27 (b)(c)		180,000	148,480
Export Credit Bank of Turkey 5.875% 4/24/19 (b)		130,000	128,343
Petkim Petrokimya Holding A/S 5.875% 1/26/23 (b)		400,000	368,000
T.C. Ziraat Bankasi A/S 4.25% 7/3/19 (b)		75,000	72,525
Turkiye Garanti Bankasi A/S:
4.75% 10/17/19 (b)		85,000	82,980
6.125% 5/24/27 (b)(c)		200,000	166,964
Turkiye Ihracat Kredi Bankasi A/S 6.125% 5/3/24 (b)		75,000	67,111
Turkiye Vakiflar Bankasi TAO:
5% 10/31/18		95,000	94,279
5.75% 1/30/23 (b)		325,000	277,875
6.875% 2/3/25 (Reg. S) (c)		400,000	300,000

TOTAL TURKEY			1,706,557

United Kingdom - 2.2%
Biz Finance PLC 9.625% 4/27/22 (b)		590,000	600,207
DTEK Finance PLC 10.75% 12/31/24 pay-in-kind (c)		775,000	780,937
Ferrexpo Finance PLC:
10.375% 4/7/19 (b)		72,500	74,313
10.375% 4/7/19 (Reg. S)		157,500	161,438
10.375% 4/7/19 (Reg. S)		150,000	153,750
Polyus Finance PLC 5.25% 2/7/23 (b)		475,000	456,114
Vedanta Resources PLC:
6.375% 7/30/22 (b)		365,000	351,313
8.25% 6/7/21 (b)		335,000	345,050

TOTAL UNITED KINGDOM			2,923,122

United States of America - 0.8%
Azul Investments LLP 5.875% 10/26/24 (b)		190,000	164,390
Citgo Holding, Inc. 10.75% 2/15/20 (b)		150,000	159,000
Stillwater Mining Co. 6.125% 6/27/22 (b)		735,000	707,732

TOTAL UNITED STATES OF AMERICA			1,031,122

Venezuela - 0.7%
Petroleos de Venezuela SA:
5.375% 4/12/27 (e)		375,000	81,188
5.5% 4/12/37 (e)		330,000	72,600
6% 5/16/24 (b)(e)		895,000	195,737
6% 11/15/26 (b)(e)		915,000	196,725
9.75% 5/17/35 (b)(e)		1,315,000	309,025
12.75% 2/17/22 (b)(e)		300,000	72,150

TOTAL VENEZUELA			927,425

TOTAL NONCONVERTIBLE BONDS
(Cost $46,395,727)			44,284,192

Government Obligations - 54.5%
Angola - 0.1%
Angola Republic 9.375% 5/8/48 (b)		125,000	131,970
Argentina - 9.7%
Argentine Republic:
6.875% 4/22/21		3,910,000	3,734,037
7.5% 4/22/26		3,460,000	3,084,590
7.625% 4/22/46		830,000	673,138
Buenos Aires Province:
6.5% 2/15/23 (b)		75,000	65,438
9.95% 6/9/21 (b)		500,000	489,650
10.875% 1/26/21 (b)		1,000,000	1,000,000
10.875% 1/26/21 (Reg. S)		1,735,000	1,735,000
City of Buenos Aires 8.95% 2/19/21 (b)		30,000	30,000
Province of Santa Fe 7% 3/23/23 (b)		740,000	654,907
Provincia de Cordoba:
7.125% 6/10/21 (b)		1,000,000	930,000
7.45% 9/1/24 (b)		415,000	354,908

TOTAL ARGENTINA			12,751,668

Armenia - 0.4%
Republic of Armenia 6% 9/30/20 (b)		515,000	523,858
Barbados - 0.1%
Barbados Government:
7% 8/4/22 (b)(e)		215,000	113,950
7.25% 12/15/21 (b)(e)		20,000	10,600

TOTAL BARBADOS			124,550

Belarus - 0.7%
Belarus Republic:
6.875% 2/28/23 (b)		615,000	644,668
7.625% 6/29/27 (b)		280,000	298,491

TOTAL BELARUS			943,159

Brazil - 2.4%
Brazilian Federative Republic:
5.625% 1/7/41		1,330,000	1,208,983
5.625% 2/21/47		430,000	380,769
8.25% 1/20/34		1,035,000	1,213,538
10% 1/1/21	BRL	1,615,000	404,575

TOTAL BRAZIL			3,207,865

Cameroon - 0.4%
Cameroon Republic 9.5% 11/19/25 (b)		520,000	547,325
Colombia - 0.7%
Colombian Republic:
6.125% 1/18/41		115,000	130,238
7.375% 9/18/37		135,000	170,100
10.375% 1/28/33		390,000	594,750

TOTAL COLOMBIA			895,088

Costa Rica - 0.1%
Costa Rican Republic 7.158% 3/12/45 (b)		175,000	153,449
Croatia - 0.1%
Croatia Republic 5.5% 4/4/23 (b)		150,000	158,601
Dominican Republic - 1.5%
Dominican Republic:
5.5% 1/27/25 (b)		175,000	175,656
5.95% 1/25/27 (b)		295,000	300,458
6% 7/19/28 (b)		180,000	183,051
6.6% 1/28/24 (b)		300,000	316,266
6.85% 1/27/45 (b)		255,000	258,188
6.875% 1/29/26 (b)		365,000	389,616
7.45% 4/30/44 (b)		375,000	399,375

TOTAL DOMINICAN REPUBLIC			2,022,610

Ecuador - 1.3%
Ecuador Republic:
7.875% 1/23/28 (b)		200,000	179,940
8.875% 10/23/27 (b)		920,000	872,804
9.65% 12/13/26 (b)		600,000	597,420

TOTAL ECUADOR			1,650,164

Egypt - 2.7%
Arab Republic of Egypt:
5.577% 2/21/23 (b)		300,000	290,916
5.875% 6/11/25 (b)		200,000	190,952
6.125% 1/31/22 (b)		1,670,000	1,670,635
7.5% 1/31/27 (b)		300,000	305,269
7.903% 2/21/48 (b)		270,000	257,175
8.5% 1/31/47 (b)		785,000	786,694

TOTAL EGYPT			3,501,641

El Salvador - 0.9%
El Salvador Republic:
7.375% 12/1/19 (b)		770,000	783,475
7.65% 6/15/35 (Reg. S)		160,000	155,259
7.75% 1/24/23 (b)		285,000	297,563

TOTAL EL SALVADOR			1,236,297

Gabon - 0.3%
Gabonese Republic 6.375% 12/12/24 (b)		435,000	410,631
Ghana - 0.2%
Ghana Republic 8.627% 6/16/49 (b)		200,000	200,000
Indonesia - 2.1%
Indonesian Republic:
5.25% 1/17/42 (b)		200,000	203,829
6.625% 2/17/37 (b)		250,000	292,492
6.75% 1/15/44 (b)		200,000	243,397
7.75% 1/17/38 (b)		720,000	943,243
8.5% 10/12/35 (Reg. S)		775,000	1,061,743

TOTAL INDONESIA			2,744,704

Iraq - 1.3%
Republic of Iraq:
5.8% 1/15/28 (Reg. S)		1,300,000	1,230,489
6.752% 3/9/23 (b)		460,000	459,319

TOTAL IRAQ			1,689,808

Ivory Coast - 0.2%
Ivory Coast 5.75% 12/31/32		346,875	327,950
Jordan - 0.1%
Jordanian Kingdom 7.375% 10/10/47 (b)		200,000	188,000
Kenya - 0.4%
Republic of Kenya:
5.875% 6/24/19 (b)		90,000	90,914
6.875% 6/24/24 (b)		130,000	130,325
7.25% 2/28/28 (b)		135,000	131,288
8.25% 2/28/48 (b)		200,000	193,016

TOTAL KENYA			545,543

Lebanon - 3.3%
Lebanese Republic:
5.15% 11/12/18		1,660,000	1,646,322
5.45% 11/28/19		870,000	823,351
5.5% 4/23/19		105,000	102,270
5.8% 4/14/20		210,000	195,178
6% 5/20/19		1,090,000	1,060,483
6% 1/27/23		285,000	240,859
6.375% 3/9/20		230,000	217,143

TOTAL LEBANON			4,285,606

Mexico - 0.5%
United Mexican States:
6.05% 1/11/40		347,000	385,170
6.5% 6/9/22	MXN	5,250,000	269,225

TOTAL MEXICO			654,395

Mongolia - 0.4%
Mongolian People's Republic 8.75% 3/9/24 (b)		490,000	535,881
Morocco - 0.1%
Moroccan Kingdom 4.25% 12/11/22 (b)		80,000	80,060
Netherlands - 0.2%
Republic of Angola 7% 8/17/19 (Issued by Northern Lights III BV for Republic of Angola) (Reg. S)		252,500	254,646
Nigeria - 0.4%
Republic of Nigeria:
7.143% 2/23/30 (b)		200,000	195,060
7.625% 11/28/47 (b)		180,000	172,256
7.696% 2/23/38 (b)		135,000	132,143

TOTAL NIGERIA			499,459

Oman - 0.3%
Sultanate of Oman:
6.5% 3/8/47 (b)		115,000	109,269
6.75% 1/17/48 (b)		350,000	340,417

TOTAL OMAN			449,686

Pakistan - 1.6%
Islamic Republic of Pakistan:
6.75% 12/3/19 (b)		590,000	590,726
7.25% 4/15/19 (b)		1,215,000	1,215,989
8.25% 4/15/24 (b)		345,000	360,014

TOTAL PAKISTAN			2,166,729

Papua New Guinea - 0.2%
Papua New Guinea 8.375% 10/4/28 (b)		200,000	202,500
Peru - 0.3%
Peruvian Republic 4% 3/7/27 (f)		380,000	375,055
Qatar - 0.1%
State of Qatar 4.5% 4/23/28 (b)		190,000	195,510
Russia - 2.5%
Russian Federation:
5.25% 6/23/47 (b)		1,000,000	958,186
5.875% 9/16/43 (b)		710,000	768,186
7.6% 7/20/22	RUB	22,190,000	334,961
12.75% 6/24/28 (Reg. S)		805,000	1,288,369

TOTAL RUSSIA			3,349,702

Rwanda - 0.2%
Rwanda Republic 6.625% 5/2/23 (b)		320,000	324,160
Senegal - 0.1%
Republic of Senegal 6.75% 3/13/48 (b)		200,000	178,808
South Africa - 0.5%
South African Republic:
4.875% 4/14/26		135,000	128,683
5.875% 9/16/25		125,000	127,013
5.875% 6/22/30		145,000	144,154
10.5% 12/21/26	ZAR	2,720,000	208,329

TOTAL SOUTH AFRICA			608,179

Sri Lanka - 0.9%
Democratic Socialist Republic of Sri Lanka:
5.125% 4/11/19 (b)		210,000	209,285
5.75% 4/18/23 (b)		200,000	194,590
6.2% 5/11/27 (b)		200,000	187,470
6.25% 10/4/20 (b)		175,000	176,098
6.25% 7/27/21 (b)		250,000	250,441
6.85% 11/3/25 (b)		200,000	197,424

TOTAL SRI LANKA			1,215,308

Turkey - 6.1%
Turkish Republic:
5.125% 3/25/22		245,000	232,623
5.625% 3/30/21		740,000	724,830
5.75% 5/11/47		165,000	128,581
6% 3/25/27		375,000	341,300
6.25% 9/26/22		2,775,000	2,716,636
6.75% 5/30/40		515,000	459,335
6.875% 3/17/36		835,000	759,516
7% 3/11/19		470,000	472,585
7% 6/5/20		510,000	514,922
7.25% 3/5/38		620,000	585,900
7.375% 2/5/25		825,000	833,102
8% 2/14/34		235,000	239,251

TOTAL TURKEY			8,008,581

Ukraine - 5.9%
Ukraine Government:
7.75% 9/1/19 (b)		565,000	568,624
7.75% 9/1/20 (b)		1,120,000	1,128,400
7.75% 9/1/21 (b)		3,306,000	3,330,795
7.75% 9/1/22 (b)		2,781,000	2,772,824

TOTAL UKRAINE			7,800,643

United States of America - 3.0%
U.S. Treasury Bonds 3% 2/15/48		1,738,000	1,671,875
U.S. Treasury Notes 2% 11/15/26		2,471,000	2,286,737

TOTAL UNITED STATES OF AMERICA			3,958,612

Uruguay - 0.2%
Uruguay Republic 7.875% 1/15/33 pay-in-kind		145,000	197,732
Venezuela - 1.0%
Venezuelan Republic:
9.25% 9/15/27 (e)		2,840,000	771,628
11.95% 8/5/31 (Reg. S) (e)		1,880,000	514,556
12.75% 8/23/22 (e)		330,000	89,661

TOTAL VENEZUELA			1,375,845

Vietnam - 1.0%
Vietnamese Socialist Republic:
6 month U.S. LIBOR + 0.813% 3.375% 3/13/28 (c)(g)(h)		45,000	40,504
5.5% 3/12/28		1,244,000	1,217,694

TOTAL VIETNAM			1,258,198

TOTAL GOVERNMENT OBLIGATIONS
(Cost $75,193,864)			71,930,176

Supranational Obligations - 0.3%
European Bank for Reconstruction & Development 6% 5/4/20 (Reg. S)	INR
(Cost $414,340)		27,000,000	361,631
		Shares	Value

Common Stocks - 0.0%
Canada - 0.0%
Frontera Energy Corp. (i)
(Cost $5,466)		3,416	48,292
		Principal Amount	Value

Preferred Securities - 3.0%
Brazil - 0.3%
Itau Unibanco Holding SA 6.125% (b)(c)(d)		415,000	392,623
Cayman Islands - 1.7%
Banco Do Brasil SA 9% (b)(c)(d)		910,000	916,843
Cosan Overseas Ltd. 8.25% (d)		960,000	965,068
Odebrecht Finance Ltd. 7.5% (b)(d)		1,135,000	395,551

TOTAL CAYMAN ISLANDS			2,277,462

Colombia - 0.2%
Colombia Telecomunicaciones SA 8.5% (b)(c)(d)		255,000	261,435
Ireland - 0.5%
Alfa Bond Issuance PLC 8% (Reg. S) (c)(d)		475,000	452,972
Tinkoff Credit Systems 9.25% (Reg. S) (c)(d)		200,000	195,313

TOTAL IRELAND			648,285

Mexico - 0.3%
Banco Mercantil del Norte SA 7.625% (b)(c)(d)		365,000	375,230
TOTAL PREFERRED SECURITIES
(Cost $4,296,239)			3,955,035
		Shares	Value

Money Market Funds - 7.3%
Fidelity Cash Central Fund, 2.11% (j)
(Cost $9,564,059)		9,562,619	9,564,532
TOTAL INVESTMENT IN SECURITIES - 98.7%
(Cost $135,869,695)			130,143,858
NET OTHER ASSETS (LIABILITIES) - 1.3%			1,764,687
NET ASSETS - 100%			$131,908,545

Currency Abbreviations

BRL – Brazilian real

INR – Indian rupee

MXN – Mexican peso

RUB – Russian ruble

ZAR – South African rand

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Amount is stated in United States dollars unless otherwise noted.

 (b) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $64,964,966 or 49.3% of net assets.

 (c) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (d) Security is perpetual in nature with no stated maturity date.

 (e) Non-income producing - Security is in default.

 (f) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.

 (g) Level 3 security

 (h) Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

 (i) Non-income producing

 (j) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$114,511
Total	$114,511

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of September 30, 2018, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. Additional information on valuation inputs, and their aggregation into the levels used below, is provided later in this section.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Energy	$48,292	$48,292	$--	$--
Corporate Bonds	44,284,192	--	44,284,192	--
Government Obligations	71,930,176	--	71,889,672	40,504
Supranational Obligations	361,631	--	361,631	--
Preferred Securities	3,955,035	--	3,955,035	--
Money Market Funds	9,564,532	9,564,532	--	--
Total Investments in Securities:	$130,143,858	$9,612,824	$120,490,530	$40,504

The following is a reconciliation of Investments in Securities for which Level 3 inputs were used in determining value:

Investments in Securities:
Government Obligations
Beginning Balance	$1,703,548
Net Realized Gain (Loss) on Investment Securities	3,895
Net Unrealized Gain (Loss) on Investment Securities	48,170
Cost of Purchases	--
Proceeds of Sales	(51,833)
Amortization/Accretion	352
Transfers into Level 3	--
Transfers out of Level 3	(1,663,628)
Ending Balance	$40,504
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$232
Other Investments in Securities
Beginning Balance	$515
Net Realized Gain (Loss) on Investment Securities	(503,623)
Net Unrealized Gain (Loss) on Investment Securities	503,114
Cost of Purchases	--
Proceeds of Sales	(6)
Amortization/Accretion	--
Transfers into Level 3	--
Transfers out of Level 3	--
Ending Balance	$--
The change in unrealized gain (loss) for the period attributable to Level 3 securities held at September 30, 2018	$--

The information used in the above reconciliation represents fiscal year to date activity for any Investments in Securities identified as using Level 3 inputs at either the beginning or the end of the current fiscal period. Transfers into Level 3 were attributed to a lack of market data resulting from decreases in market activity, decreases in liquidity, security restructurings or corporate actions. Transfers out of Level 3 were attributable to observable market data becoming available for those securities. Transfers in or out of Level 3 represent the beginning value of any Security or Instrument where a change in the pricing level occurred from the beginning to the end of the period. The cost of purchases and the proceeds of sales may include securities received or delivered through corporate actions or exchanges.

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, preferred securities, supranational obligations, and U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

The Fund invests a significant portion of its assets in below investment grade securities. The value of these securities can be more volatile due to changes in the credit quality of the issuer and is sensitive to changes in economic, market and regulatory conditions.

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

Credit Risk.

The Fund's relatively large investment in countries with limited or developing capital markets may involve greater risks than investments in more developed markets and the prices of such investments may be volatile. The yields of emerging market debt obligations reflect, among other things, perceived credit risk. The consequences of political, social or economic changes in these markets may have disruptive effects on the market prices of the Fund's investments and the income they generate, as well as the Fund's ability to repatriate such amounts.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Item 2.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Hanover Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.

Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Hanover Street Trust

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stacie M. Smith
Stacie M. Smith
President and Treasurer

Date:	November 28, 2018

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	November 28, 2018